Schedule of Long Term Debt (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Principal Balance (including accrued interest)	$ 64,208,708	$ 66,293,134
Unamortized discount and debt issuance cost	(3,097,980)	(4,098,862)
Carrying value	61,110,728	62,194,272
Delayed Draw Term Note [Member]
Short-term Debt [Line Items]
Principal Balance (including accrued interest)	4,464,857	4,294,318
Unamortized discount and debt issuance cost	(324,271)	(359,172)
Carrying value	4,140,586	3,935,146
12% Amended Senior Secured Notes [Member]
Short-term Debt [Line Items]
Principal Balance (including accrued interest)	59,743,851	56,296,091	$ 49,921,345
Unamortized discount and debt issuance cost	(2,773,709)	(3,739,690)	(5,911,600)
Carrying value	56,970,142	52,556,401	$ 44,009,745
Payroll Protection Program Loan Member [Member]
Short-term Debt [Line Items]
Principal Balance (including accrued interest)		5,702,725
Unamortized discount and debt issuance cost
Carrying value		$ 5,702,725